Offerings	Mar. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.125% Senior Notes due 2032
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99882
Maximum Aggregate Offering Price	$ 1,248,525,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,149.18
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3ASR
(File
No. 333-271553)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Senior Notes due 2035
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.9989
Maximum Aggregate Offering Price	$ 998,900,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,931.59
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3ASR
(File
No. 333-271553)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.875% Senior Notes due 2055
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99656
Maximum Aggregate Offering Price	$ 1,245,700,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 190,716.67
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3ASR
(File
No. 333-271553)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.